Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Motor vehicles	¥1,245,883	¥871,202	$134,490
Leasehold improvements	3,192,766	1,979,617	305,600
Office equipment	5,760,046	6,022,327	929,687
Communication equipment	38,000	38,000	5,866
Software	2,558,774	2,760,637	426,170
Total	12,795,469	11,671,783	1,801,813
Accumulated depreciation	(9,515,986)	(8,197,906)	(1,265,538)
Property and equipment, net	¥3,279,483	¥3,473,877	$536,275